Other financial assets (Tables)	12 Months Ended
Mar. 31, 2023
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Disclosure of Other Financial Assets by Component
Other financial assets consist of the following:

	Yen in millions
	March 31,
	2022	2023
Financial assets measured at amortized cost
Time deposits	505,695	206,494
Other	680,199	766,455
Financial assets measured at fair value through profit or loss
Public and corporate bonds	159,186	193,816
Stocks	149,890	168,214
Derivatives	419,173	610,340
Other	465,801	496,052
Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	6,302,719	6,409,119
Stocks	3,332,209	3,413,780
Other	9,644	7,838

Total	12,024,515	12,272,107

Current assets	2,507,248	1,715,675
Non-current assets	9,517,267	10,556,431

Total	12,024,515	12,272,107

Disclosure of Major Securities Included in Stock Measured at Fair Value Through Other Comprehensive Income
Major securities included in stocks measured at fair value through other comprehensive income as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31,
Issue	2022	2023
KDDI CORPORATION	1,268,762	1,296,639
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	286,385	320,073
MS&AD Insurance Group Holdings, Inc.	209,318	216,053
HO TAI MOTOR CO., LTD.	142,002	156,014
Renesas Electronics Corporation	107,423	143,543

Disclosure of fair values and total accumulated other comprehensive income at derecognition
To facilitate the efficient and effective utilization of assets, Toyota derecognizes stocks measured at fair value through other comprehensive income by way of sale. Fair value and total accumulated other comprehensive income at derecognition are as follows:

	Yen in millions
	For the years ended March 31,
	2022	2023
Total fair value	66,906	69,028
Accumulated other comprehensive income, net	27,861	35,124